Income Taxes - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Tax effect of federal loss carryforwards			$ 871,000	$ 930,000
Tax effect on operating loss carryforwards			99,000	99,000
Net operating loss carryforward, annual limitation			246,000	246,000
Undistributed earnings of Company's foreign affiliates	1,614,000		1,600,000
Interest and penalties			50,000	258,000
Effective income tax rate	(319.30%)	59.00%	50.30%	107.50%
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			$ 2,488,000	$ 2,735,000